CONFIDENTIAL TREATMENT REQUESTED

13FCONP 2/17/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Akanthos Capital Management, LLC - Confidential ***
Address: 21700 Oxnard Street, Suite 1520
Woodland Hills, CA 91367-7584

13F File Number: 28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Kao
Title: Managing Member
Phone: (818)456-5220

Signature, Place, and Date of Signing:

/s/

Woodland Hills, CA May 14, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form13F Information Table Entry Total: 22

Form13F Information Table Value Total: $102,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.	13F File Number	Name
01	28-10433	Akanthos Arbitrage Master Fund, L.P.

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CONFIDENTIAL TREATMENT REQUESTED

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FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
CHARMING SHOPPES INC	NOTE 4.750% 6/0	161133AC7	5168	6500000	PRN		DEFINED	01	6500000	0	0
FREEPORT-MCMORAN COPPER & GO	PFD CV 0.05SH	35671D501	8339	400000	SH		DEFINED	01	400000	0	0
FREEPORT-MCMORAN COPPER & GO	CALL	35671D907	853	50000	SH	CALL	DEFINED	01	0	0	0
GENERAL MTRS CORP	DEB SR CONV B	370442733	21412	950000	SH		DEFINED	01	950000	0	0
GENERAL MTRS CORP	CL H NEW	370442832	1960	175000	SH		DEFINED	01	175000	0	0
HOUSEHOLD INTL INC	PUT	441815957	1367	50000	SH	PUT	DEFINED	01	0	0	0
ISIS PHARMACEUTICALS INC DEL	NOTE 5.500% 5/0	464337AC8	2273	3500000	PRN		DEFINED	01	3500000	0	0
KULICKE & SOFFA INDS INC	NOTE 4.750%12/1	501242AE1	1639	2500000	PRN		DEFINED	01	2500000	0	0
MILLENNIUM PHARMACEUTICALS I	NOTE 5.500% 1/1	599902AB9	4880	5775000	PRN		DEFINED	01	5775000	0	0
NETWORKS ASSOCS INC	NOTE 5.250% 8/1	64123LAB7	8624	7500000	PRN		DEFINED	01	7500000	0	0
NORTEL NETWORKS CORP NEW	NOTE 4.250% 9/0	656568AB8	2223	3000000	PRN		DEFINED	01	3000000	0	0
NORTEL NETWORKS CORP NEW	NOTE 4.250% 9/0	656568AB8	5187	7000000	PRN		DEFINED	01	7000000	0	0
OMNICOM GROUP INC	PUT	681919956	5417	100000	SH	PUT	DEFINED	01	0	0	0
PACIFICARE HEALTH SYS DEL	PUT	695112952	2414	100000	SH	PUT	DEFINED	01	0	0	0
PACIFICARE HEALTH SYS DEL	DBCV 3.000%10/1	695112AG7	6991	7500000	PRN		DEFINED	01	7500000	0	0
SUN MICROSYSTEMS INC	CALL	866810904	163	50000	SH	CALL	DEFINED	01	0	0	0
TENET HEALTHCARE CORP	CALL	88033G900	835	50000	SH	CALL	DEFINED	01	0	0	0
TYCO INTL LTD NEW	CALL	902124906	1929	150000	SH	CALL	DEFINED	01	0	0	0
TYCO INTL LTD NEW	CALL	902124906	1286	100000	SH	CALL	DEFINED	01	0	0	0
VERIZON GLOBAL FDG CORP	NOTE 5/1	92344GAN6	11812	20000000	PRN		DEFINED	01	20000000	0	0
XL CAP LTD	PUT	G98255955	5	10000	SH	PUT	DEFINED	01	0	0	0
XL CAP LTD	DBCV 5/2	98372PAB4	7873	12500000	PRN		DEFINED	01	12500000	0	0

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